CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
CAPITAL MANAGEMENT
Total interest bearing debts	Rp 62,853		Rp 68,579
Less cash and cash equivalents	(31,947)	$ (2,052)	(38,311)	$ (2,461)	Rp (20,589)	Rp (18,241)
Net debt	30,906		30,268
Total equity attributable to owners of the parent company	Rp 129,224		Rp 121,631
Net debt-to-equity ratio (as a percent)	23.92%	23.92%	24.89%	24.89%